Subsequent Event	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Subsequent Event
(20)	SUBSEQUENT EVENT

In the last several years, IRS challenges related to SILO transactions, such as PHI’s cross-border energy lease investments, and lease-in, lease-out (LILO) transactions have been the subject of litigation, including litigation commenced by PHI in the U.S. Court of Federal Claims in January 2012 related to certain tax benefits claimed by PHI on its federal tax returns for 2001 and 2002.

On January 9, 2013, the U.S. Court of Appeals for the Federal Circuit issued an opinion in Consolidated Edison Company of New York, Inc. & Subsidiaries v. United States (to which PHI is not a party) that disallowed tax benefits associated with Consolidated Edison’s LILO transaction. PHI had viewed the initial trial court ruling on this matter, in which the U.S. Court of Federal Claims issued a decision in favor of the taxpayer in October 2009, as a favorable development in PHI’s dispute with the IRS.

Under the FASB guidance for income taxes (ASC 740), the financial statement recognition of the tax benefits of PHI’s uncertain tax position associated with the cross-border energy lease investments is permitted only if it is more likely than not that the position will be sustained. Further, the FASB guidance for leases (ASC 840) requires a company to assess on a periodic basis the likely outcome of tax positions relating to its cross-border energy lease investments and, if there is a change or a projected change in the timing of the estimated tax benefits generated from these investments, a recalculation of the carrying value of its net investment is required.

While PHI believes that its tax position with regard to its cross-border energy lease investments is appropriate, after analyzing the recent U.S. Court of Appeals ruling described above, PHI has determined that its tax position with respect to the tax benefits associated with the cross-border energy leases no longer meets the more likely than not standard of recognition for accounting purposes. Accordingly, PHI expects to record a non-cash charge of between $355 million and $380 million (after-tax) in the first quarter of 2013, consisting of a charge to reduce the carrying value of the cross-border energy lease investments and a charge to reflect the anticipated additional interest expense related to changes in PHI’s estimated federal and state income tax obligations for the period over which the tax benefits ultimately may be disallowed. While the IRS could require PHI to pay a penalty of up to 20 percent of the amount of additional taxes due, PHI believes that it is more likely than not that no such penalty will be incurred, and therefore no amount for any potential penalty will be included in the charge expected to be recorded in the first quarter of 2013.

PHI currently estimates that, in the event the IRS were to be fully successful in its challenge to PHI’s tax position on the cross-border energy leases, PHI would be obligated to pay between $170 million and $200 million in additional federal and state taxes and between $50 million and $60 million of interest on the additional federal and state taxes as of March 31, 2013. These amounts have been estimated taking into consideration certain tax benefits arising from matters unrelated to the leases that would offset the amount of taxes and interest due, including PHI’s estimate of the expected resolution of other uncertain and effectively settled tax positions, the carrying back or carrying forward of any existing net operating losses, and the application of certain amounts on deposit with the IRS. Without consideration of these benefits, PHI estimates that it would have been obligated to pay approximately $600 million in additional federal and state taxes and approximately $150 million of interest on the additional federal and state taxes as of March 31, 2013.

In the first quarter of 2013, PHI anticipates that it will make a deposit with the IRS for the additional taxes and related interest of approximately $220 million to $260 million in order to mitigate PHI’s ongoing interest costs. This deposit is expected to be funded from currently available sources of liquidity and short-term borrowings. PHI also is evaluating the liquidation of all or a portion of its remaining cross-border energy lease investments and the liquidation proceeds could be used to repay any borrowings utilized to fund the deposit discussed above. PHI estimates that a partial or complete liquidation could be accomplished within one year. The aggregate financial impact of a partial or complete liquidation of the cross-border leases is not determinable at this time, but could result in material gains or losses. PHI continues to weigh its options with respect to its litigation with the IRS.

Update to Subsequent Event (unaudited)

As a result of the court’s ruling in the Consolidated Edison case, PHI determined that its tax position with respect to the benefits associated with its cross-border energy leases no longer meets the more-likely-than-not standard of recognition for accounting purposes, and PHI recorded after-tax non-cash charges totaling $383 million in the first half of 2013, consisting of the following components:

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A non-cash pre-tax charge of $373 million ($313 million after-tax) to reduce the carrying value of these cross-border energy lease investments under FASB guidance on leases (ASC 840). This pre-tax charge was recorded in the consolidated statement of income as a reduction in Other Operating revenue.

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A non-cash charge of $70 million after-tax to reflect the anticipated additional net interest expense under FASB guidance for income taxes (ASC 740), related to estimated federal and state income tax obligations for the period over which the tax benefits may be disallowed. This after-tax charge was recorded in the consolidated statement of income as an increase in income tax expense and was allocated to each member of PHI’s consolidated group as if each member was a separate taxpayer, resulting in the recognition of a $12 million interest benefit for the Power Delivery segment and interest expense of $16 million and $66 million for the Other Non-Regulated and Corporate and Other segments, respectively.

PHI had also previously made certain business assumptions regarding foreign investment opportunities available at the end of the full lease terms. In view of the change in PHI’s tax position with respect to the tax benefits associated with the cross-border energy lease investments and PHI’s resulting decision to pursue the early termination of these investments, management has concluded that these business assumptions are no longer supportable and the tax effects of this conclusion are reflected in the after-tax charge of $307 million described above.

PHI has accrued no penalties associated with its re-assessment of the likely outcome of tax positions associated with the cross-border energy lease investments. While the IRS could require PHI to pay a penalty of up to 20% of the amount of additional taxes due, PHI believes that it is more likely than not that no such penalty will be incurred, and therefore no amount for any potential penalty was included in the charge.

In the event that the IRS were to be successful in disallowing 100% of the tax benefits associated with these lease investments and recharacterizing these lease investments as loans, PHI estimated that, as of March 31, 2013, it would have been obligated to pay approximately $192 million in additional federal taxes and approximately $50 million of interest on the additional federal taxes. These amounts, totaling $242 million, were estimated after consideration of certain tax benefits arising from matters unrelated to the leases that would offset the taxes and interest due, including PHI’s best estimate of the expected resolution of other uncertain and effectively settled tax positions, the carrying back and carrying forward of any existing net operating losses, and the application of certain amounts paid in advance to the IRS. In order to mitigate PHI’s ongoing interest costs associated with the $242 million estimate of additional taxes and interest, PHI made an advanced payment to the IRS of $242 million in the first quarter of 2013. This advanced payment was funded from currently available sources of liquidity and short-term borrowings.

In March 2013, PHI began to pursue the early termination of all of its remaining cross-border energy lease investments with its lessees. During the second and third quarters of 2013, PHI terminated early its interest in all of the remaining lease investments. PHI received aggregate net cash proceeds of $873 million (net of aggregate termination payments of $2.0 billion used to retire the non-recourse debt associated with the terminated leases) and recorded an aggregate pre-tax loss, including transaction costs, of approximately $3 million ($2 million after-tax), representing the excess of the carrying value of the terminated leases over the net cash proceeds received for the year ending December 31, 2013. A portion of the proceeds from lease terminations was used to repay the short-term borrowings utilized to fund the advanced payment.

PHI continues to weigh its options with respect to its litigation with the IRS. Pursuant to an agreement reached by the parties before the judge in January 2013, further discovery in the case was effectively stayed until October 30, 2013. The current schedule for the case requires that discovery be concluded by December 31, 2013, with a likely trial date in the second half of 2014.